Contract assets (Tables)	6 Months Ended
Jun. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Schedule of contract assets

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)
Revenue recognized	$104,524,830	$97,333,105
Less: progress billings	(64,873,220)	(57,343,747)
Contract assets	$39,651,610	$39,989,358
Contract assets, current	$31,126,553	$31,438,860
Contract assets, non-current	$8,525,057	$8,550,498

Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of contract assets

	December 31, 2024	December 31, 2023

Revenue recognized	$97,333,105	$71,023,301
Less: progress billings	(57,343,747)	(31,857,462)
Contract assets	$39,989,358	$39,165,839
Contract assets, current	$31,438,860	$34,280,084
Contract assets, non-current	$8,550,498	$4,885,755